GJMB GROWTH FUND







                                  ANNUAL REPORT
                                  JUNE 30, 2000








                                  FUND ADVISOR:

                          GAMBLE, JONES, MORPHY & BENT
                     301 EAST COLORADO BOULEVARD, SUITE 802
                           PASADENA, CALIFORNIA 91101







FOR A PROSPECTUS AND MORE INFORMATION, INCLUDING CHARGES AND EXPENSES CALL 1-888-912-4562. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S INCEPTION DATE IS DECEMBER 31, 1998. DISTRIBUTED BY AMERIPRIME FINANCIAL SECURITIES, INC.

                                GJMB GROWTH FUND

                         Fund Report dated June 30, 2000

Dear Fellow Shareholders:

We are pleased to present you with our Fund's investment results for the past eighteen months. The Fund's average annual total return from December 31, 1998 (inception of the Fund) through June 30, 2000 was 17.50%, net of all fees. This return was well ahead of the 13.27% return of the market capitalization weighted Standard & Poor's 500 Index. We are especially proud of our results on a trailing 12-month basis, due in large part to our superior stock selections in the final quarter of 1999. The Fund's investment results are compared below with the Standard & Poor's 500 Index.

     RETURNS FOR THE PERIODS ENDED JUNE 30, 2000

                                                          Average Annual Total
Fund/Index             Year-To-Date       1 Year         Return Since Inception
----------             ------------       -------        ----------------------
GJMB Growth Fund          1.44%           +15.61%              +17.50%
S&P 500 Index            -0.43%            +7.25%              +13.27%

          Comparison of the change in value of a $10,000 investment in the GJMB Growth Fund and the unmanaged S&P 500 Index

                                [OBJECT OMITTED]

                        GJMB Growth Fund             S&P 500 Index
12/31/98                    $10,000                     $10,000
01/31/99                    $10,110                     $10,418
02/28/99                    $ 9,990                     $10,094
03/31/99                    $10,330                     $10,498
04/30/99                    $10,670                     $10,905
05/31/99                    $10,270                     $10,648
06/30/99                    $11,020                     $11,238
07/31/99                    $10,720                     $10,887
08/31/99                    $10,900                     $10,834
09/30/99                    $10,800                     $10,537
10/31/99                    $11,610                     $11,203
11/30/99                    $11,980                     $11,431
12/31/99                    $12,559                     $12,104
01/31/00                    $12,257                     $11,496
02/29/00                    $12,036                     $11,279
03/31/00                    $12,820                     $12,381
04/30/00                    $12,830                     $12,009
05/31/00                    $12,368                     $11,762
06/30/00                    $12,740                     $12,052



This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 (inception of the Fund) and held through June 30, 2000. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends and are not annualized. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

PORTFOLIO OVERVIEW (as of June 30, 2000)

SECTOR WEIGHTINGS                                         TEN LARGEST EQUITY HOLDINGS
-----------------                                         ---------------------------
Capital Equipment & Services           5.7%               Pfizer                                   5.2%
Consumer Cyclicals                     4.3%               Oracle Corporation                       4.3%
Consumer Non-Cyclicals                 6.6%               Intel Corporation                        3.9%
Energy/Oil Services                    2.0%               Microsoft Corp                           3.9%
Financial Services                     7.7%               EMC Corp                                 3.9%
Health Care/Pharmaceuticals           18.6%               General Electric                         3.5%
Technology                            29.5%               Sun Microsystems                         3.4%
Telecommunications                     9.7%               Lucent Technologies                      3.4%
Cash Equivalents                      15.9%               Cisco Systems                            3.3%
                                    --------              Coca-Cola                                3.3%
Total                                100.0%                                                     --------
                                                           Total                                  38.1%

OUR MARKET OUTLOOK

         The economy continues to provide a strong fundamental backdrop for investors. Declining interest rates due to the Federal Reserve's goal to keep inflation in check, combined with the government's operating surplus, should provide a scenario for continued long-term growth for our domestic economy. Notwithstanding the encouraging investing landscape, we anticipate continued rough treatment of those equities that fail to measure up to Wall Street's expectations.

         With the above components in place for the foreseeable future, we intensify our focus on corporate earnings. The market has reacted dramatically to both good and bad earnings results in the last several months. We believe in being long-term investors and therefore tend to look beyond one or even two quarters of earnings results as long as the long-term fundamentals remain intact. Sometimes the best opportunities are found as a result of the near-sighted nature of much of the investing arena. We try to take advantage of price weakness in the quality stocks that we are enthusiastic about and hope that they will be next year's successes for our fund.

         Although common stocks continue to be expensive on a historical basis, we feel long-term investors will be rewarded by our fund, which is designed to own companies that have a proven track record over the long term. We feel that the companies listed in our "Ten Largest Equity Holdings" are representative of our total fund holdings.

         We look forward to another successful year and are delighted that you have chosen to invest in the Fund with us.

    Best regards,


Thomas S. Jones                           Christopher E. Morphy
Principal-Gamble, Jones, Morphy & Bent    Principal-Gamble, Jones, Morphy & Bent

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000
COMMON STOCKS - 84.1%                                              SHARES                         VALUE

CAPITAL EQUIPMENT & SERVICES - 5.7%
Honeywell International, Inc.                                           3,600                       $ 121,275
General Electric Co.                                                    8,650                         458,450
Illinois Tool Works, Inc.                                               2,900                         165,300
                                                                                             -----------------
                                                                                                      745,025
                                                                                             -----------------
CONSUMER CYCLICALS - 4.3%
Ford Motor Co.                                                          5,600                         240,800
Home Depot, Inc.                                                        6,200                         309,612
Visteon Corp. (a)                                                         733                           8,890
                                                                                             -----------------
                                                                                                      559,302
                                                                                             -----------------
CONSUMER NON-CYCLICALS - 6.6%
Coca-Cola Co.                                                           7,500                         430,781
Procter & Gamble Co.                                                    7,400                         423,650
                                                                                             -----------------
                                                                                                      854,431
                                                                                             -----------------
ENERGY - 2.0%
Chevron Corp.                                                           1,500                         127,219
Royal Dutch Petroleum Co. (d)                                           2,200                         135,437
                                                                                             -----------------
                                                                                                      262,656
                                                                                             -----------------
FINANCIAL SERVICES - 7.7%
American International Group, Inc.                                      2,400                         282,000
Bank of America Corp.                                                   5,300                         227,900
Fannie Mae                                                              4,600                         240,062
FleetBoston Financial Corp.                                             7,175                         243,950
                                                                                             -----------------
                                                                                                      993,912
                                                                                             -----------------
HEALTH CARE & PHARMACEUTICALS - 18.6%
Abbott Laboratories                                                     8,525                         379,895
American Home Products Corp.                                            4,400                         258,500
Bristol-Myers Squibb Co.                                                5,800                         337,850
Johnson & Johnson                                                       4,175                         425,328
Merck & Co., Inc.                                                       4,350                         333,319
Pfizer, Inc.                                                           14,050                         674,400
                                                                                             -----------------
                                                                                                    2,409,292
                                                                                             -----------------
PREPACKAGED SOFTWARE - 8.2%
Microsoft Corp. (a)                                                     6,300                         504,000
Oracle Corp. (a)                                                        6,610                         555,653
                                                                                             -----------------
                                                                                                    1,059,653
                                                                                             -----------------

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                                          SHARES                         VALUE

TECHNOLOGY - 21.3%
Cisco Systems, Inc. (a)                                                 6,800                       $ 432,225
EMC Corp. (a)                                                           6,500                         500,094
Intel Corp.                                                             3,825                         511,355
Lucent Technologies, Inc.                                               7,500                         444,375
Motorola, Inc.                                                         14,800                         430,125
Sun Microsystems, Inc. (a)                                              4,896                         445,230
                                                                                             -----------------
                                                                                                    2,763,404
                                                                                             -----------------
TELECOMMUNICATIONS - 9.7%
AT&T Corp.                                                              9,100                         287,788
Bell Atlantic Corp.                                                     5,550                         282,009
Vodafone Airtouch PLC (c)                                               7,300                         302,494
Worldcom, Inc. (a)                                                      8,400                         385,350
                                                                                             -----------------
                                                                                                    1,257,641
                                                                                             -----------------

TOTAL COMMON STOCKS (COST $9,530,890)                                                              10,905,316
                                                                                             -----------------


                                                                 PRINCIPAL
                                                                   AMOUNT                         VALUE

Money Market Securities - 15.6%
Firstar Treasury Fund, 5.54% (b) (Cost $2,025,893)                  2,025,893                       2,025,893
                                                                                             -----------------

TOTAL INVESTMENTS - 99.7% (COST $11,556,783)                                                       12,931,209
                                                                                             -----------------
OTHER ASSETS LESS LIABILITIES - 0.3%                                                                   36,016
                                                                                             -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 12,967,225
                                                                                             =================



(a) Non-income producing
(b) Variable rate  security;  the coupon rate shown  represents the rate at June 30, 2000.
(c) American Depository Receipt
(d) New York registry shares

GJMB GROWTH FUND                                                                         JUNE 30, 2000
Statement of Assets & Liabilities

ASSETS
Investment in securities (cost $11,556,783)                                               $ 12,931,209
Receivable for fund shares sold                                                                 31,962
Dividends receivable                                                                             8,133
Interest receivable                                                                              8,119
                                                                                     ------------------
   TOTAL ASSETS                                                                             12,979,423

LIABILITIES
Accrued investment advisory fee payable                                  $ 12,195
Payable to custodian bank                                                       3
                                                                 -----------------

   TOTAL LIABILITIES                                                                            12,198
                                                                                     ------------------

NET ASSETS                                                                                $ 12,967,225
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 11,144,350
Accumulated undistributed net investment income                                                 33,577
Accumulated undistributed net realized gain on investments                                     414,872
Net unrealized appreciation on investments                                                   1,374,426
                                                                                     ------------------

NET ASSETS, for 1,022,389 shares                                                          $ 12,967,225
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($12,967,225 / 1,022,389)                        $ 12.68
                                                                                     ==================

GJMB GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
INVESTMENT INCOME
Dividend income                                                                                 $ 90,239
Interest income                                                                                   62,184
                                                                                          ---------------
TOTAL INCOME                                                                                     152,423


EXPENSES
Investment advisory fee                                                       $ 114,130
Trustees' fees                                                                    2,055
                                                                      ------------------
Total expenses before reimbursement                                             116,185
Reimbursed expenses                                                              (2,055)
                                                                      ------------------
Total operating expenses                                                                         114,130
                                                                                          ---------------
NET INVESTMENT INCOME                                                                             38,293
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      414,873
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     903,367
                                                                      ------------------
Net gain on investment securities                                                              1,318,240
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 1,356,533
                                                                                          ===============

GJMB GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                             YEAR ENDED                PERIOD ENDED
                                                                            JUNE 30, 2000            JUNE 30, 1999 (A)
                                                                        ----------------------     ----------------------
Increase (Decrease) in Net Assets

OPERATIONS
   Net investment income                                                             $ 38,293                    $ 6,675
   Net realized gain on investment securities                                         414,873                     34,482
   Change in net unrealized appreciation (depreciation)                               903,367                    471,059
                                                                        ----------------------     ----------------------
   Net increase in net assets resulting from operations                             1,356,533                    512,216
                                                                        ----------------------     ----------------------
DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income                                                         (11,391)                         0
   From net realized gains                                                            (34,483)                         0
                                                                        ----------------------     ----------------------
   Total distributions                                                                (45,874)                         0
                                                                        ----------------------     ----------------------
SHARE TRANSACTIONS

   Net proceeds from sale of shares                                                 5,493,847                  5,990,403
   Shares issued in reinvestment of distributions                                      45,673                          0
   Shares redeemed                                                                   (385,290)                      (283)
                                                                        ----------------------     ----------------------
   Net increase in net assets resulting
      from share transactions                                                       5,154,230                  5,990,120
                                                                        ----------------------     ----------------------
TOTAL INCREASE IN NET ASSETS                                                        6,464,889                  6,502,336
                                                                        ----------------------     ----------------------

NET ASSETS
   Beginning of period                                                              6,502,336                          0
                                                                        ----------------------     ----------------------
   End of period [including accumulated undistributed net
      investment income of $33,577 and $6,675, respectively]                     $ 12,967,225                $ 6,502,336
                                                                        ======================     ======================


(a)   December 31, 1998 (commencement of operations) to June 30, 1999.

GJMB GROWTH FUND
FINANCIAL HIGHLIGHTS
                                                       YEAR ENDED               PERIOD ENDED
                                                      JUNE 30, 2000           JUNE 30, 1999 (A)
                                                   --------------------      --------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                           $ 11.02                   $ 10.00
                                                   --------------------      --------------------
Income from investment operations
   Net investment income                                          0.05                      0.02
   Net realized and unrealized gain                               1.67                      1.00
                                                   --------------------      --------------------
Total from investment operations                                  1.72                      1.02
                                                   --------------------      --------------------
Less distributions:
   From net investment income                                    (0.02)                     0.00
   From net realized gains                                       (0.04)                     0.00
                                                   --------------------      --------------------
Total distributions                                              (0.06)                     0.00
                                                   --------------------      --------------------

Net asset value, end of period                                 $ 12.68                   $ 11.02
                                                   ====================      ====================

TOTAL RETURN                                                    15.61%                    10.20%  (c)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                                $12,967                    $6,502
Ratio of expenses to average net assets                          1.20%                     1.20%  (b)
Ratio of expenses to average net assets
   before reimbursement                                          1.22%                     1.25%  (b)
Ratio of net investment income to
   average net assets                                            0.40%                     0.34%  (b)
Ratio of net investment income to
   average net assets before reimbursement                       0.38%                     0.28%  (b)
Portfolio turnover rate                                         16.99%                    24.26%  (b)

(a)  December 31, 1998 (commencement of operations) to June 30, 1999.
(b)  Annualized
(c)  For a period of less than a full year, the total return is not annualized.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long- term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Gamble, Jones, Morphy & Bent (the "Advisor") to manage the Fund's investments. The Advisor became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. Thomas S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, are the controlling shareholders of Gamble, Jones, Morphy & Bent. The investment decisions for the Fund are made by the executive committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2000 the Advisor received a fee of $114,130 from the Fund. The Advisor has contractually agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20% through October 31, 2004. For the year ended June 30, 2000, the Advisor reimbursed expenses of $2,055. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the year ended June 30, 2000, the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the year ended June 30, 2000, Unified received fees of $13,002 from the Advisor for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the year ended June 30, 2000, Unified received fees of $15,000 from the Advisor for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended June 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $11,144,350.

Transactions in shares were as follows:

                                   FOR THE YEAR ENDED                  FOR THE PERIOD DECEMBER 31, 1998
                                      JUNE 30, 2000                      (COMMENCEMENT OF OPERATIONS)
                                                                               TO JUNE 30, 1999

                              SHARES               DOLLARS               SHARES               DOLLARS

Shares sold                  460,218              $5,493,847            589,954              $5,990,403
Shares issued in
reinvestment of
dividends                      3,651                  45,673                  0                       0
Shares redeemed              (31,407)               (385,290)               (27)                   (283)
                            ---------             -----------          ---------             -----------
                             432,462              $5,154,230            589,927              $5,990,120
                            =========             ===========          =========             ===========


NOTE 5.  INVESTMENTS

For the year ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $5,186,176 and $1,400,994, respectively. As of June 30, 2000, the gross unrealized appreciation for all securities totaled $2,295,215 and the gross unrealized depreciation for all securities totaled $920,789 for a net unrealized appreciation of $1,374,426. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $11,556,783.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2000, Charles Schwab & Co. owned of record, in aggregate, more than 94% of the Fund.

                         INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees

GJMB Growth Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the GJMB Growth Fund, including the schedule of portfolio investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended, and the period from December 31, 1998 to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended, and the period from December 31, 1998 to June 30, 1999 in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio 44145
July 19, 2000

June 30, 2000


 Dear Fellow Shareholders,

         Since inception, August 5, 1996, the Fund has returned an average of +14.02% annually to shareholders. Over the same time period, our benchmark, the Russell Mid-Cap Value Index, has returned +12.74%. Year-to-date, the Fund has returned +5.30% versus our benchmark's return of -0.69%. Our returns continue to excel relative to our peers and benchmarks.

                   RETURNS FOR THE PERIODS ENDED JUNE 30, 2000
                                                                                          Average Annual
                                                                                           Return Since
Fund/Index                                      YTD            1-Year             3-Year    Inception
IMS Capital Value Fund                        +5.30%           +6.39%            +10.28%     +14.02%
Russell Mid-Cap Value Index                    -.69%           -7.91%             +6.95%     +12.74%
Lipper Multi-Cap Value Category                -.52%           -4.30%             +7.91%     +13.01%

         According to Lipper, our returns rank in the top quartile of our category over the last one and three-year periods. Our one-year return ranked in the 15th percentile and our three-year return ranked in the 25th percentile of our category (Lipper Multi-Cap Value, 482 funds).

         The objective of the IMS Capital Value Fund is long-term growth. The Fund invests in the stocks of quality, undervalued companies that are demonstrating positive business momentum. Our research is concentrated on companies that fall into one or more of our seven STRATEGIC FOCUS AREAS; these are industries or sectors of the market that are particularly opportunistic due to demographic or other long-term trends. While the Fund is concentrated in the stocks of just 35 companies, it's also well diversified, with representation in every major sector of the economy. We choose to limit the number of holdings to avoid diluting the impact of our best research.

         Thank you for joining us as shareholders in the IMS Capital Value Fund. We appreciate your confidence and trust. We continue to strive towards our goal of becoming one of the most successful and respected value funds in the industry.

Sincerely,



Carl W. Marker
Portfolio Manager

                               (Graphic Omitted)

                IMS Capital Value Fund             Russell Midcap Value Index

8/5/96                  $10,000                        $10,000
9/30/96                  10,500                         10,504
12/31/96                 11,141                         11,410
3/31/97                  11,721                         11,604
6/30/97                  12,451                         13,065
9/30/97                  13,221                         14,732
12/31/97                 11,888                         15,331
3/31/98                  13,602                         16,863
6/30/98                  13,236                         16,430
9/30/98                  11,210                         14,186
12/31/98                 13,463                         16,110
3/31/99                  13,980                         15,609
6/30/99                  15,694                         17,354
9/30/99                  13,624                         15,508
12/31/99                 15,857                         16,093
3/31/00                  17,393                         16,255
6/30/00                  16,698                         15,982

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell Mid-Cap Value Index on August 5, 1996 (inception of the
Fund) and held through June 30, 2000. The index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.

                     TOP TEN HOLDINGS - JUNE 30, 2000

                American Power Conversion           5.28%
                IBM                                 4.73%
                Citigroup                           4.68%
                Intel                               4.62%
                Johnson & Johnson                   4.40%
                Oracle Corp.                        4.35%
                Chiron                              4.10%
                T. Rowe Price                       3.85%
                Disney                              3.35%
                Symantec                            3.26%

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000

COMMON STOCKS - 97.8%                                 SHARES                    VALUE

BANKS - 4.7%
Citigroup, Inc.                                          9,000                  $ 542,250
                                                                            --------------
CHEMICALS - 1.9%
DuPont (E.I.) de Nemours & Co.                           5,000                    218,750
                                                                            --------------
COMMUNICATIONS EQUIPMENT - 3.1%
Loral Space & Communications Ltd. (a)                   15,000                    104,063
Motorola, Inc.                                           9,000                    261,562
                                                                            --------------
                                                                                  365,625
                                                                            --------------
COMPUTER SERVICES & SOFTWARE - 17.5%
DST Systems, Inc. (a)                                    4,000                    304,500
International Business Machines Corp.                    5,000                    547,812
Novell, Inc. (a)                                        32,000                    296,000
Oracle Corp. (a)                                         6,000                    504,375
Symantec Corp. (a)                                       7,000                    377,563
                                                                            --------------
                                                                                2,030,250
                                                                            --------------
DRUGS & PHARMACEUTICALS - 4.1%
Chiron, Inc. (a)                                        10,000                    475,000
                                                                            --------------

ELECTRIC UTILITY - 2.9%
Niagara Mohawk Holdings, Inc. (a)                       24,000                    334,500
                                                                            --------------
ELECTRICAL EQUIPMENT - 5.3%
American Power Conversion, Inc. (a)                     15,000                    612,187
                                                                            --------------
ELECTRONICS - 4.6%
Intel Corp.                                              4,000                    534,750
                                                                            --------------
ENTERTAINMENT - 3.3%
Disney (Walt) Co.                                       10,000                    388,125
                                                                            --------------
FOODS - 3.1%
Wm. Wrigley Jr. Company                                  4,500                    360,844
                                                                            --------------
GENERAL MEDICAL & SURGICAL HOSPITALS - 2.3%
Tenet Healthcare Corp. (a)                              10,000                    270,000
                                                                            --------------
HEALTH - DIVERSIFIED - 4.4%
Johnson & Johnson                                        5,000                    509,375
                                                                            --------------
HOME HEALTH CARE - 2.3%
Gentiva Health Services, Inc. (a)                       33,000                    268,125
                                                                            --------------
HOUSEHOLD PRODUCTS - 3.7%
Kimberly-Clark Corp.                                     5,000                    286,875
Sunbeam Corp. (a)                                       40,000                    137,500
                                                                            --------------
                                                                                  424,375
                                                                            --------------
INSURANCE - 1.7%
Conseco, Inc.                                           20,000                    195,000
                                                                            --------------
LEISURE DURABLES & TOYS - 4.0%
Marvel Enterprises, Inc. (a)                            40,000                    247,500
Mattel, Inc.                                            16,000                    211,000
                                                                            --------------
                                                                                  458,500
                                                                            --------------

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2000 - CONTINUED

COMMON STOCKS - CONTINUED                             SHARES                    VALUE

Miscellaneous Shopping Goods Stores - 1.2%
Office Depot, Inc. (a)                                  23,000                  $ 143,750
                                                                            --------------
NETWORKING - 2.0%
3Com Corp. (a)                                           4,000                    230,500
                                                                            --------------
OIL & GAS - 5.2%
Pennzoil-Quaker State, Inc.                             28,000                    337,750
Texaco, Inc.                                             5,000                    266,250
                                                                            --------------
                                                                                  604,000
                                                                            --------------
POLLUTION CONTROL - 3.0%
Waste Management, Inc.                                  18,000                    342,000
                                                                            --------------

SAW MILLS, PLANNING MILLS, GENERAL - 1.6%
Louisiana Pacific Corp.                                 17,000                    184,875
                                                                            --------------

SECURITIES INDUSTRY - 3.9%
T. Rowe Price Associates, Inc.                          10,500                    446,250
                                                                            --------------

SERVICES - 5.3%
Block (H&R), Inc.                                        9,000                    291,375
Cendant Corp. (a)                                       23,000                    322,000
                                                                            --------------
                                                                                  613,375
                                                                            --------------
SPECIALTY - 2.5%
Toys R Us, Inc. (a)                                     20,000                    291,250
                                                                            --------------

TELEPHONE SERVICES - 2.2%
AT&T Corp.                                               8,000                    253,000
                                                                            --------------
TRUCKING & FREIGHT - 2.0%
FedEx Corp. (a)                                          6,000                    228,000
                                                                            --------------

TOTAL COMMON STOCKS (COST $8,820,061)                                          11,324,656
                                                                            --------------

                                                     PRINCIPAL
                                                      AMOUNT                    VALUE
Money Market Securities - 3.0%
Firstar Treasury Fund, 5.54% (b) (Cost $352,351)       352,351                  $ 352,351
                                                                            --------------

TOTAL INVESTMENTS - 100.8% (COST $9,172,412)                                   11,677,007
                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)                                    (92,433)
                                                                            --------------
TOTAL NET ASSETS - 100.0%                                                    $ 11,584,574
                                                                            ==============

(a) Non-income producing
(b) Variable rate  security;  the coupon rate shown  represents the rate at June 30, 2000.

IMS CAPITAL VALUE FUND                                                                   JUNE 30, 2000
Statement of Assets & Liabilities

ASSETS

Investment in securities (cost $9,172,412)                                                $ 11,677,007
Dividends receivable                                                                             7,990
Interest receivable                                                                              5,480
Prepaid Insurance                                                                                  145
Deferred organization costs                                                                      9,982
                                                                                     ------------------
   TOTAL ASSETS                                                                             11,700,604

LIABILITIES

Accrued investment advisory fee payable, net of waiver                    $ 3,855
Payable for fund shares redeemed                                          102,301
Other payables and accrued expenses                                         9,874
                                                                 -----------------

   TOTAL LIABILITIES                                                                           116,030
                                                                                     ------------------

NET ASSETS                                                                                $ 11,584,574
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 8,800,927
Accumulated undistributed net realized gain on investments                                     279,052
Net unrealized appreciation on investments                                                   2,504,595
                                                                                     ------------------

NET ASSETS, for 832,670 shares                                                            $ 11,584,574
                                                                                     ==================

NET ASSET VALUE

Offering price and redemption price per share ($11,584,574 / 832,670)                          $ 13.91
                                                                                     ==================

IMS CAPITAL VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

INVESTMENT INCOME
Dividend income                                                                                    $ 116,193
Interest income                                                                                       23,439
                                                                                          -------------------
TOTAL INCOME                                                                                         139,632


EXPENSES
Investment advisory fee                                                       $ 142,721
Administration fees                                                              23,275
Transfer agent fees                                                              18,363
Pricing & bookkeeping fees                                                       16,862
Legal fees                                                                        9,939
Custodian fees                                                                    5,705
Audit fees                                                                        5,000
Amortization of organizational expenses                                           4,729
Shareholder reports                                                               5,815
Trustees' fees                                                                    2,054
Registration fees                                                                   417
Insurance                                                                           286
                                                                      ------------------
Total expenses before reimbursement                                             235,166
Reimbursed expenses                                                             (55,066)
                                                                      ------------------
Total operating expenses                                                                             180,100
                                                                                          -------------------
NET INVESTMENT LOSS                                                                                  (40,468)
                                                                                          -------------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      333,492
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     431,787
                                                                      ------------------
Net gain on investment securities                                                                    765,279
                                                                                          -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $ 724,811
                                                                                          ===================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        YEAR                 PERIOD
                                                                                       ENDED                 ENDED
                                                                                      JUNE 30,              JUNE 30,
                                                                                        2000                1999 (A)
                                                                                  -----------------     ------------------
Increase (Decrease) in Net Assets
OPERATIONS
   Net investment loss                                                                   $ (40,468)              $ (3,035)
   Net realized gain on investment securities                                              333,492              1,172,251
   Net realized gain on options transactions                                                     0                  2,923
   Change in net unrealized appreciation (depreciation)                                    431,787              1,803,897
                                                                                  -----------------     ------------------
   Net increase in net assets resulting from operations                                    724,811              2,976,036
                                                                                  -----------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                                               (1,175,174)                     0
                                                                                  -----------------     ------------------
   Total distributions                                                                  (1,175,174)                     0
                                                                                  -----------------     ------------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                        918,215                607,468
   Shares issued in reinvestment of distributions                                        1,165,509                      0
   Shares redeemed                                                                      (1,656,678)            (3,499,602)
                                                                                  -----------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                                 427,046             (2,892,134)
                                                                                  -----------------     ------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (23,317)                83,902

Net Assets
   Beginning of period                                                                  11,607,891             11,523,989
                                                                                  -----------------     ------------------
   End of period [including accumulated undistributed net
      investment income of $0 and $0, respectively]                                   $ 11,584,574           $ 11,607,891
                                                                                  =================     ==================
(a)  For the period November 1, 1998 through June 30, 1999

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS



                                                                                                                  PERIOD
                                             YEAR ENDED      PERIOD ENDED        YEARS ENDED OCTOBER 31,           ENDED
                                              JUNE 30,         JUNE 30,      ------------------------------     OCTOBER 31,
                                               2000            1999 (C)           1998             1997           1996 (D)
                                           -------------    -------------    -----------        -----------     -----------
SELECTED PER SHARE DATA
Net asset value, beginning of period         $ 14.56           $ 11.28          $ 12.06           $ 10.76         $ 10.00
                                           -------------    -------------    -----------        -----------     -----------

Income from investment operations:
  Net investment income (loss)                 (0.05)             0.00            (0.06)            (0.08)          (0.01)
  Net realized and unrealized gain              0.88              3.28             0.12              1.38            0.77
                                           -------------    -------------    -----------        -----------     -----------
Total from investment operations                0.83              3.28             0.06              1.30            0.76
                                           -------------    -------------    -----------       -------------    -----------
Less Distributions
  From net investment income                    0.00              0.00            (0.03)             0.00           0.00
  From net realized gain                       (1.48)             0.00            (0.81)             0.00           0.00
                                           -------------    ------------     -----------       -------------    -----------
Total Distributions                            (1.48)             0.00            (0.84)             0.00           0.00
                                           -------------    ------------     -----------       -------------    -----------
Net asset value, end of period               $ 13.91           $ 14.56          $ 11.28           $ 12.06        $ 10.76
                                           ============     ============     ===========       =============    ===========

TOTAL RETURN                                   6.39%             29.08%  (b)      2.27%             12.08%          7.60% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)               $11,585           11,608          $11,524             $9,932        $4,741
Ratio of expenses to average net assets         1.59%            1.59%   (a)      1.73%              1.97%         1.84%  (a)
Ratio of expenses to average net assets
   before reimbursement                         2.08%            2.50%   (a)      2.34%              2.54%         3.92%  (a)
Ratio of net investment income (loss) to
   average net assets                         (0.36)%          (0.04)%   (a)    (0.53)%            (0.64)%       (0.25)%  (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement    (0.84)%          (0.95)%   (a)    (1.14)%             1.20)%       (2.32)%  (a)
Portfolio turnover rate                        75.69%           68.16%   (a)     81.74%             34.76%         3.56%  (a)

(a) Annualized
(b) For a period of less than a full year, the total return is not annualized.
(c) For the period  November  1, 1999  through  June 30, 1999
(d) August 5, 1996 (commencement of operations) to October 31, 1996

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on July 30, 1996, and commenced operations on August 5, 1996. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

      DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid-in capital.

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. (the "Advisor") to manage theFund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the year ended June 30, 2000 the Advisor received fees of $142,721 from the Fund. The Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to maintain total operating expenses at the rate of 1.59% of net assets through October 31, 2004. For the year ended June 30, 2000 the Advisor reimbursed expenses of $55,066. There is no assurance that such arrangement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the months of July and August 1999, the Administrator received a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). Currently the Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.20% of the Fund's assets with no monthly minimum. For the year ended June 30, 2000 the Administrator received fees of $23,275 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the year ended June 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $8,800,927.

     Transactions in shares were as follows:

                                YEAR ENDED                     YEAR ENDED
                               JUNE 30, 2000                 JUNE 30, 1999

                           SHARES       DOLLARS          SHARES         DOLLARS

Shares sold                67,647       $918,215         45,949         $607,468

Shares issued in
  reinvestment of          89,723      1,165,509              0                0
  distributions

Shares redeemed         (121,795)    (1,656,678)      (270,632)      (3,499,602)
                        ---------    ------------     ---------     ------------

                           35,575       $427,046      (224,683)     $(2,892,134)
                        =========    ============     =========     ============

                             IMS CAPITAL VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 5. INVESTMENTS

     For the year ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $8,216,569 and $9,066,048, respectively. The gross unrealized appreciation for all securities totaled $2,831,707 and the gross unrealized depreciation for all securities totaled $327,112 for a net unrealized appreciation of $2,504,595. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $9,172,412.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. SUBSEQUENT EVENT

     As of July 1, 2000,  Unified Fund Services,  Inc., 431 N. Pennsylvania St.,
Indianapolis,  IN  46204  ("Unified"),  a wholly  owned  subsidiary  of  Unified
Financial Services, Inc., acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). Prior to July 1, 2000, American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, acted as the Fund's transfer agent and fund accountant.

     AmeriPrime Financial Services, Inc. is also a wholly owned subsidiary of Unified Financial Services, Inc., and as such, this relationship would require that Unified Financial Services, Inc. be considered an affiliate of the Fund.

                        INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees
IMS Capital Value Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the IMS Capital Value Fund, including the schedule of portfolio investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the IMS Capital Value Fund as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 19, 2000

                             AUXIER FOCUS FUND UPDATE

                                 BY JEFF AUXIER

Dear Fellow Shareholders:

INVESTMENT RESULTS - FISCAL YEAR ENDED JUNE 2000

The Auxier Focus Fund (the "Fund"), ticker symbol AUX1Z, ended its June fiscal year with a .23% return for the year. It should be noted that the Fund did not start investing in accordance with its investment objective until October 1, 1999. Therefore, the true time frame is not twelve months, but closer to six or seven months.

Total Return

Periods Ending 6/30/00                       AUX1Z           S&P 500
--------------------------------------------------------------------------------
Year to date                                 (2.63)%         (0.43)%
Total return since inception                   .23%           4.91%


Date          Auxier Focus Fund    S&P 500 Level
       7/9/99            10000        1403.28
      7/30/99            10020        1329.89
      8/31/99            10040        1323.31
      9/30/99         10070.00        1287.07
     10/31/99         10450.00        1368.49
     11/30/99         10260.00        1396.30
     12/31/99         10293.80        1478.49
      1/31/00         10414.20        1404.22
      2/29/00         10133.28        1377.66
      3/31/00         10574.73        1512.35
      4/30/00         10233.61        1466.87
      5/30/00         10012.88        1436.76
      6/30/00         10022.91        1472.18


|X|  Past performance is not indicative of future performance
|X| The Auxier Focus Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.

|X| The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalizations.

|X|  Commencement of operations: July 9, 1999
|X|  Commencement of investment in accordance with investment objective:
     October 1, 1999.

APPROACH

My goal is to first identify fundamentally strong, well-managed companies, and then determine a price that provides for a compelling risk/reward ratio. I always start with an assessment of the downside risk. In order to keep the compounding process going it is imperative to first avoid permanent capital loss. I put a huge emphasis on great management and their capital allocation policies. I prize consistency in operating results. Current purchases tend to be "out of favor" with the market and may not prove themselves for several months. When they do return to favor we generally are in a position to enjoy significant upside as earnings go up together with an upward market revaluation. I am very passionate about research and that is the number one priority as far as how I spend my day. I am currently the single largest shareholder of the Fund and I am constantly motivated to put forth the research effort that will lead to strong performance.

COMMENTARY AND OUTLOOK

Over the past 12 months the Federal Reserve Board raised interest rates by 1.75%. This has put pressure on equity valuations and helped to wring out excesses in the speculative areas of the market. Recently, evidence is appearing that points to a slower, more moderate economic pace. Housing starts and unemployment numbers are slowing, while productivity figures look good. If interest rates have peaked, where is one to invest?

Salomon Smith Barney went back through 30 years of data to identify significant peaks in interest rates using the 10-year treasury yield. The table below shows the returns following the peak in rates.

S&P 500 TOTAL RETURN FOLLOWING A REVERSAL IN YIELDS

Date             Total Return - 6 months            Total Return - 12 Months
----             -----------------------            ------------------------

05-02-80          +23.9%                             +32.1%
11-06-81          +0.02%                             +22.7%
08-03-84          +12.6%                             +23.3%
01-15-88          +10.0%                             +16.8%
02-10-95          +16.8%                             +39.8%

Average Returns:             12.7%                              26.9%

The best performing sector after interest rates peaked was the financial sector-- up an average of 33.4% versus 17.56% for any 12-month period. Given this historical track record, together with the fact that the financial sector currently trades for roughly half the valuation of the S&P 500 and less then 1/5 of the NASDAQ 100, it makes sense to be currently overweighted in this sector.

An additional study was conducted that spanned the past 45 years. An analysis was made on the effects of both falling interest rates and slowing earnings growth on the performance of the equity market. Falling interest rates resulted in above average equity returns while rising interest rates resulted in below average returns. Surprisingly, liquidity in the form of lower interest rates was shown to be more important than earnings growth in driving equity market performance.

The Fund's portfolio is currently heavily weighted in high quality financial companies to take advantage of what I see as a compelling investment opportunity ahead.

We hope these investments as well as other first tier companies purchased at attractive prices will contribute to future rewards for our shareholders. Thank you for your continuing support.

J. Jeffrey Auxier
Portfolio Manager

Auxier Focus Fund
Schedule of Investments - June 30, 2000
Common Stocks - 50.1%                                              Shares                         Value

Auto Manufacturer - 0.3%
General Motors Corp.                                                      75                         $ 4,355
                                                                                            -----------------
Banks - 3.3%
Fleet Boston Financial Corp.                                             400                          13,600
Firstar Corp.                                                            200                           4,200
Bank One Corp.                                                           200                           5,375
U.S. Bancorp                                                             600                          11,550
Washington Mutual, Inc.                                                  300                           8,794
                                                                                            -----------------
                                                                                                      43,519
                                                                                            -----------------
Biological Products - 2.6%
Amgen, Inc. (a)                                                          500                          35,125
                                                                                            -----------------
Broadcasting & Publishing - 1.7%
Charter Communications, Inc. - Class A (a)                             1,200                          19,725
TV Guide, Inc. - Class A (a)                                             100                           3,425
                                                                                            -----------------
                                                                                                      23,150
                                                                                            -----------------
Building Materials - 0.7%
Home Depot, Inc.                                                         100                           4,994
Lowe's Companies, Inc.                                                   100                           4,106
                                                                                            -----------------
                                                                                                       9,100
                                                                                            -----------------
Communications Equipment - 1.2%
Cox Communications, Inc. - Class A (a)                                   100                           4,631
Lucent Technologies, Inc.                                                200                          11,850
                                                                                            -----------------
                                                                                                      16,481
                                                                                            -----------------
Computer Equipment & Services - 0.4%
Ceridian, Corp. (a)                                                      200                           4,825
                                                                                            -----------------
Computer Systems - 2.5%
International Business Machines, Inc.                                    300                          32,869
                                                                                            -----------------
Computers-Networking - 0.7%
Auspex Systems, Inc. (a)                                               2,000                           9,875
                                                                                            -----------------
Data Telecommunications - 0.3%
SBC Communications, Inc.                                                 100                           4,325
                                                                                            -----------------
Delivery Services - 0.3%
Fed Ex Corp. (a)                                                         100                           3,800
                                                                                            -----------------
Electronics - 2.0%
Motorola, Inc.                                                           900                          26,156
                                                                                            -----------------
Entertainment - 0.5%
Carnival Corp.                                                           300                           5,813

                                                                                            -----------------

Auxier Focus Fund
Schedule of Investments - June 30, 2000 - continued
Common Stocks - continued                                          Shares                         Value

Financial Services - 6.9%
Associates First Capital Corp. - Class A                                 500                        $ 11,125
Berkshire Hathaway, Inc. - Class B (a)                                     7                          12,320
Fannie Mae                                                               100                           5,219
Federal Home Loan Mortgage Corp.                                       1,100                          44,550
H&R Block, Inc.                                                          600                          19,425
                                                                                            -----------------
                                                                                                      92,639
                                                                                            -----------------
Food & Beverage - 1.5%
Albertson's Inc.                                                         150                           4,988
Kroger Corp. (a)                                                         500                          10,969
Safeway, Inc. (a)                                                        100                           4,500
                                                                                            -----------------
                                                                                                      20,457
                                                                                            -----------------
Foreign Telecommunications - 2.9%
Telefonica, S.A. (c)                                                      29                           1,851
Telstra Corp. Ltd. (c)                                                   100                           2,069
Telefonos De Mexico S.A. (c)                                             600                          34,275
                                                                                            -----------------
                                                                                                      38,195
                                                                                            -----------------
Healthcare Services - 2.6%
American Home Products, Inc.                                             200                          11,750
Bristol-Myers Squibb, Inc.                                               400                          23,300
                                                                                            -----------------
                                                                                                      35,050
                                                                                            -----------------
Insurance - 0.2%
Allstate Corp.                                                           100                           2,294
                                                                                            -----------------
Internet - 0.6%
America Online, Inc. (a)                                                 150                           7,903
                                                                                            -----------------
Office Products - 0.4%
Xerox Corp.                                                              300                           6,000
                                                                                            -----------------
Oil & Natural Gas - 3.9%
Enron Corp.                                                              800                          51,600
                                                                                            -----------------
Paper & Forest Products - 0.8%
Willamette Industries, Inc.                                              400                          10,900
                                                                                            -----------------
Personal Care - 0.5%
Gillette Co.                                                             200                           6,988
                                                                                            -----------------
Pharmaceutical - 0.4%
Pfizer, Inc.                                                             100                           4,800
                                                                                            -----------------
Restaurants - 0.7%
McDonald's Corp.                                                         300                           9,806
                                                                                            -----------------
Retail - 0.1%
Successories, Inc. (a)                                                 1,000                           1,781
                                                                                            -----------------

Auxier Focus Fund
Schedule of Investments - June 30, 2000 - continued

Common Stocks - continued                                          Shares                         Value

Software Products - 2.1%
Microsoft Corp. (a)                                                      350                        $ 28,000
                                                                                            -----------------
Steel - 0.7%
Precision Castparts Corp.                                                200                           9,050
                                                                                            -----------------
Telecommunications - 8.9%
Centurytel, Inc.                                                         100                           2,906
Sprint Corp.                                                             100                           5,181
Global Crossing Ltd. (a)                                                 200                           5,262
General Motors Corp. - Class H (a)                                        26                           2,281
Loral Space & Communications, Ltd. (a)                                 1,900                          13,062
Nextlink Communications, Inc. (a)                                        200                           7,587
AT&T Corp.                                                             1,300                          41,113
Williams Communications Group, Inc. (a)                                  100                           3,313
WorldCom, Inc. (a)                                                       825                          37,847
                                                                                            -----------------
                                                                                                     118,552
                                                                                            -----------------
Transportation - 0.4%
United Parcel Services, Inc.                                             100                           5,900

TOTAL COMMON STOCKS (Cost $725,056)                                                                  669,308
                                                                                            -----------------
Unit Investment Trust - 0.4%
Amex Financial Select SPDR                                               200                           4,750
                                                                                            -----------------
TOTAL UNIT INVESTMENT TRUST (Cost $4,775)

Preferred Stocks - 0.4%
Telecomunicacoes Brasileiras S.A. - Telebras (c)                          50                           4,856
Tele Norte Leste Participacoes S.A. (c)                                    5                             118
                                                                                            -----------------
TOTAL PREFERRED STOCK (Cost $4,109)                                                                    4,974
                                                                                            -----------------

                                                                 Principal
                                                                   Value

Money Market Securities - 51.5%
Firstar Treasury Fund, 5.44% (b) (Cost $688,477)                   $ 688,477                         688,477
                                                                                            -----------------

TOTAL INVESTMENTS - 102.4%  (Cost $1,422,417)                                                      1,367,509
                                                                                            -----------------
Liabilities in excess of other assets - (2.4%)                                                       (31,467)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 1,336,042
                                                                                            =================



(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2000.
(c) American Depository Receipt

Auxier Focus Fund                                                                        June 30, 2000
Statement of Assets & Liabilities


Assets
Investment in securities (cost $1,422,417)                                                 $ 1,367,509
Cash                                                                                             2,098
Receivable for fund shares sold                                                                    258
Dividends receivable                                                                               637
Interest receivable                                                                              2,861
                                                                                     ------------------
   Total assets                                                                              1,373,363

Liabilities
Accrued investment advisory fee                                   $ 2,386
Payable for securities purchased                                   34,935
                                                           -----------------

   Total liabilities                                                                            37,321
                                                                                     ------------------

Net Assets                                                                                 $ 1,336,042
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 1,374,313
Accumulated undistributed net investment income                                                 10,662
Accumulated undistributed net realized gain on investments                                       5,975
Net unrealized depreciation on investments                                                     (54,908)
                                                                                     ------------------

Net Assets, for 133,686 shares                                                             $ 1,336,042
                                                                                     ==================

Net Asset Value

Offering price and redemption price per share ($1,336,042/ 133,686)                             $ 9.99

                                                                                     ==================

Auxier Focus Fund
Statement of Operations for the period July 9, 1999
   (Commencement of Operations) to June 30, 2000
Investment Income
Dividend income                                                                                    $ 3,522
Interest income                                                                                     20,923
                                                                                          -----------------
Total Income                                                                                        24,445


Expenses
Investment advisory fee                                                        $ 10,346
Trustees' fees                                                                    2,055
                                                                      ------------------
Total expenses before reimbursement                                              12,401
Reimbursed expenses                                                              (2,055)
                                                                      ------------------
Total operating expenses                                                                            10,346
                                                                                          -----------------
Net Investment Income                                                                               14,099
                                                                                          -----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                        5,975
Change in net unrealized depreciation
   on investment securities                                                     (54,908)
                                                                      ------------------
Net loss on investment securities                                                                  (48,933)
                                                                                          -----------------
Net decrease in net assets resulting from operations                                             $ (34,834)
                                                                                          =================

Auxier Focus Fund
Statement of Changes in Net Assets for the period July 9, 1999
  (Commencement of Operations) to June 30, 2000

Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 14,099
   Net realized gain on investment securities                                             5,975
   Change in net unrealized depreciation                                                (54,908)
                                                                               -----------------
   Net decrease in net assets resulting from operations                                 (34,834)
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                            (3,437)
                                                                               -----------------
   Total distributions                                                                   (3,437)
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                   1,370,891
   Shares issued in reinvestment of distributions                                         3,437
   Shares redeemed                                                                          (15)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                            1,374,313
                                                                               -----------------
   Total increase in net assets                                                       1,336,042
                                                                               -----------------

Net Assets
   Beginning of period                                                                        0
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $10,662]                                                 $ 1,336,042

                                                                               =================

Auxier Focus Fund
Financial Highlights for the period July 9, 1999
   (Commencement of Operations) to June 30, 2000
Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.18
   Net realized and unrealized loss                        (0.16)
                                                   --------------
                                                   --------------
Total from investment operations                            0.02
                                                   --------------

Less distributions:
   Distributions from net investment income                (0.03)
   Distributions from net realized gains                    0.00
                                                   --------------
                                                   --------------
Total distributions                                        (0.03)
                                                   --------------
Net asset value, end of period                            $ 9.99
                                                   ==============

Total Return                                               0.23% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 1,336
Ratio of expenses to average net assets                    1.35% (b)
Ratio of expenses to average net assets
   before reimbursement                                    1.62% (b)
Ratio of net investment income to
   average net assets                                      1.84% (b)
Ratio of net investment income to
   average net assets before reimbursement                 1.57% (b)
Portfolio turnover rate                                  192.04% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized


                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

NOTE 1.  ORGANIZATION

     The Auxier Focus Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on March 22, 1999 and commenced operations on July 9, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

 FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 8050 S. W. Warm Springs, Suite 130, Tualatin, OR 97062, serves as investment advisor to the Fund. As of June 30, 2000, the advisor manages approximately $175 million in assets. J. Jeffrey Auxier is President and Chief Investment Officer of the advisor and is responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, borrowing costs, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from July 9, 1999 (commencement of operations) through June 30, 2000, the Advisor received a fee of $10,346 from the Fund. The Advisor has voluntarily agreed to limit the total expenses of the Fund (excluding borrowing costs, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.35% of the average net assets of the Fund. For the period July 9, 1999 (commencement of operations) through June 30, 2000, the Advisor reimbursed expenses of $2,055. There is no assurance that such reimbursement will continue in the future.

    The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period July 9, 1999 (commencement of operations) through June 30, 2000, the Administrator received fees of $20,625 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the period July 9, 1999 (commencement of operations) through June 30, 2000, Unified received fees of $11,041 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the period July 9, 1999 (commencement of operations) through June 30, 2000, Unified received fees of $8,300 for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. No payments were made to the Distributor for the period July 9, 1999 (commencement of operations) through June 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                                AUXIER FOCUS FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 2000, there was an unlimited number of authorized shares without par value for the Fund. Paid in capital at June 30, 2000 was $1,374,313.

     Transactions in shares were as follows:

                               FOR THE PERIOD JULY 9, 1999 (COMMENCEMENT OF
                                       OPERATIONS) TO JUNE 30, 2000
                                       SHARES           DOLLARS

Shares sold                          133,350                $1,370,891
Shares issued in
Reinvestment of
Dividend                                 337                      3,437
Shares  redeemed                          (1)                       (15)
                                    ---------               ------------
                                     133,686                  1,374,313
                                    ========                ============

NOTE 5.  INVESTMENTS

     For the period from July 9, 1999 (commencement of operations) through June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $1,368,648 and $640,683, respectively. As of June 30, 2000, the gross unrealized appreciation for all securities totaled $47,275 and the gross unrealized depreciation for all securities totaled $102,183 for a net unrealized depreciation of $54,908. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,422,417.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2000, J. Jeffery Auxier, the President and Chief Investment Officer of the Advisor, beneficially owned in aggregate more than 50 % of the Fund.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees

Auxier Focus Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Auxier Focus Fund, including the schedule of portfolio investments, as of June 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 9, 1999 to June 30, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Auxier Focus Fund as of June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period from July 9, 1999 to June 30, 2000, in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 19, 2000

DEAR FELLOW SHAREHOLDER,

In an environment of rising short-term interest rates, we have been pleased with the performance of the Jumper Strategic Advantage Fund. We have outperformed the Lehman Brothers 1-Year Treasury Bellwether Government Index over the past 12 months. The fund continues to maintain a large exposure to the corporate bond market. This sector of the bond market has under performed over the past 12 months. However, we are confident that as the corporate market returns to more historical levels, we will continue to outperform. As of June 30, 2000, the Jumper Strategic Advantage Fund's 30 day SEC yield was 7.24%, providing excellent yield for short-term investors. Of course, past performance is not a guarantee of future results.

SHORT TERM INTEREST RATES

Over the past year, short-term rates have steadily increased. The Federal Reserve has increased the Fed Funds rate five times. Of these five, four were 25 basis point increases and the remaining was an increase of 50 basis points. Short-term rates have increased in excess of 100 basis points where long-term rates have actually decreased by 7 basis points. Therefore, an inversion in the yield curve has occurred. Currently investors are picking up more return on the short end of the yield curve in contrast to the long end. An inverted yield curve indicates that inflation concerns in the long-term are not likely. Thus, it appears the Fed has been successful in its attempts to slow the economy. In light of this, we look for the economy to experience a soft landing in the second half of the year and for short-term rates to prove to be unchanged or lower.

Also of importance to bond market investors, the fiscal year 2000 budget surplus is expected to rise to $211 billion which has encouraged Congress to retire all publicly held Federal debt with maturities of 2012 or later. This has encouraged Congress to set a target to buy back all publicly held federal debt with maturities of 2012 or later. Regardless to the likelihood of meeting the target, this informs investors that the scarcity of long-duration assets will continue to increase resulting in upward pressure on prices as the most likely outcome. This should result in reduced pressures on short-term interest rates, therefore proving beneficial to spread products or corporate bonds.

PERFORMANCE

As previously stated, the Fund has outperformed the Lehman Brothers 1-Year Treasury Bellwether Government Index over the past 12 months. For the period ending June 30, 2000, the institutional class shares of the Fund had a return of 5.17%, whereas the index had a total return of 5.11% for the same 12-month period. We feel positive about the performance the Fund has achieved in light of the current environment of rising interest rates. We believe that as interest rate trends reverse, the Jumper Strategic Advantage Fund's performance will continue to improve.

     Date          Jumper InsitutionalLehman Brother
                   Class - $10,571    1 Yeart-$10,833
     10/26/98            10000        10000
     10/31/98            10050        10000
     11/30/98            10050        10002
     12/31/98            10100        10035
      1/31/99            10100        10074
      2/28/99            10050        10160
      3/31/99            10068        10220
      4/30/99             9994        10257
      5/31/99            10023        10285
      6/30/99            10051        10333
      7/31/99            10154        10376
      8/31/99            10205        10406
      9/30/99            10308        10459
     10/31/99            10297        10487
     11/30/99            10349        10507
     12/31/99            10396        10528
      1/31/00            10395        10554
      2/29/00            10453        10603
      3/31/00            10460        10650
      4/30/00            10507        10707
      5/30/00            10514        10758
      6/30/00            10571        10833


     Date          Jumper Investor    Lehman Brothers
                   Class - $10,249    1 Year - $10,346
      11/2/99            10000        10000
     11/30/99            10047        10020
     12/31/99            10091        10041
      1/31/00            10088        10067
      2/29/00            10143        10116
      3/31/00            10147        10163
      4/30/00            10139        10220
      5/30/00            10143        10271
      6/30/00            10249        10346

This graph compares the value of a $10,000 investment in the Fund and the Lehman Brothers 1-Year Treasury Bellwether Government Index on October 26, 1998 held through June 30, 2000. The Lehman Brothers 1-Year Treasury Bellwether Government Index is an unmanaged index representative of the average current 1-year Treasury Bill; the source of the index is the Lehman Brothers Fixed Income Research Global Family of Indices. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.

This graph compares the value of a $10,000 investment in the Fund and the Lehman Brothers 1-Year Treasury Bellwether Government Index on November 2, 1999 held through June 30, 2000. The Lehman Brothers 1-Year Treasury Bellwether Government Index is an unmanaged index representative of the average current 1-year Treasury Bill; the source of the index is the Lehman Brothers Fixed Income Research Global Family of Indices. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.


                                                             INSTITUTIONAL A-SHARE CLASS

                        Year To Date                   One Year Total Return            Average Annual Return
                                                                                            Since Inception

                      1/1/00 - 6/30/00                   7/1/99 - 6/30/00                10/26/98 - 6/30/00
                      ----------------                   ----------------                ------------------
A-SHARES                   1.68%                              5.17%                                3.35%
Lehman 1 Year              3.09%                              5.11%                                4.64%


                                          INVESTOR B-SHARE CLASS

                        Year To Date                      Total Return Since
                                                              Inception
                      12/31/99 - 6/30/00                   11/02/99 - 6/30/00
                      ------------------                   ------------------
B-SHARES                      1.56%                                2.49%
Lehman 1 Year                 3.09%                                3.51%

FORWARD OUTLOOK

Looking forward, we will continue to seek to provide our shareholders with a total return above traditional money market funds. We believe this shall be achieved through our exposure to the corporate bond market. We would like to thank you for your continued support. We are delighted by your confidence and look forward to serving you investment needs.

Please feel free to contact us with your questions or comments.

Sincerely,


Jay Jumper
President


Jumper Strategic Advantage Fund
Schedule of Investments - June 30, 2000

                                                                     Principal
Convertible Preferred Stock - 0.3%                                    Amount                         Value
TXU Corp. 9.25%                                                               500                       $ 19,438
                                                                                                -----------------

   TOTAL CONVERTIBLE PREFERED STOCK ( Cost $22,356)                                                       19,438
                                                                                                -----------------

Corporate Notes - 76.6%
Beneficial Corp. 6.28%, 1/15/02                                           125,000                        123,380
Carnival Corp. 5.65%, 10/15/00                                             50,000                         49,751
Comdisco, Inc. 7.23% 8/16/01                                               75,000                         73,710
Comdisco, Inc. 7.25%, 9/1/02                                              200,000                        193,792
Comdisco, Inc. SR NT 5.75%, 2/15/01                                        50,000                         49,158
Cox Communications, Inc. 7.00%, 8/15/01                                    75,000                         74,626
Donaldson Lufkin J. 6.25%, 8/1/01                                          50,000                         49,415
EOP Operating LP 6.376%, 2/15/02                                           75,000                         73,430
Finova Capital Corp. 6.375%, 10/15/00                                      50,000                         47,759
Finova Capital Corp. 6.625%, 9/15/01                                      250,000                        226,867
General Motors Acceptance Corp. 6.00%, 2/1/02 (a)                          75,000                         73,532
General Motors Corp. 9.125%, 7/15/01                                       50,000                         50,969
Heller Financial, Inc. 6.42%, 8/25/00                                      70,000                         69,934
Hertz Corp. 6.625%, 7/15/00                                                75,000                         74,987
Hertz Corp. 7.375%, 6/15/01                                               400,000                        400,360
ICI Wilmington, Inc. 6.75%, 9/15/02                                       325,000                        317,341
IKON Capital, Inc. 6.33%, 12/8/00                                         100,000                         99,366
International Lease Financial Corp. 6.375%, 2/15/02                       125,000                        123,157
Leman Brothers, Inc. 7.00%, 10/1/02                                       250,000                        246,498
Leman Brothers Holdings, Inc. 6.90%, 3/30/01                               50,000                         49,865
Lockheed Martin 6.85% 5/15/01                                             100,000                         99,563
MBNA Corp. 6.12%, 8/13/01                                                 125,000                        122,548
Midlantic Corp. 9.20%, 8/1/01                                              50,000                         50,864
Paine Webber Group 6.585%, 7/23/01                                         50,000                         49,452
Paine Webber Group 9.25%, 12/15/01                                         75,000                         76,510
Philip Morris Co. 9.00%, 1/1/01                                            50,000                         50,215
Popular, Inc. 6.20%, 4/30/01                                              150,000                        148,218
Raytheon Co. 5.95%, 3/15/01                                                75,000                         74,218
Ryder System, Inc. 6.67%, 8/30/01                                          75,000                         73,246
Sherwin-Williams Co. 6.50%, 2/1/02                                        100,000                         99,389
Softkey International, Inc. 5.50%, 11/1/00                                100,000                        100,250
Supervalu, Inc. 6.50%, 10/6/00                                             60,000                         59,854
Tyco International Group 6.125%, 6/15/01                                   75,000                         74,074
USG Corp. 9.25%, 9/15/01                                                  625,000                        636,093
Westinghouse Electric Corp. 8.875%, 6/1/01                                 75,000                         76,042
Williams Cos, Inc. 6.50%, 11/15/02                                        124,000                        121,813
Xerox Cap Europe PLC 5.75%, 5/15/02                                       250,000                        241,377
Xerox Corp. 8.125%, 4/15/02                                                75,000                         75,558
                                                                                                -----------------

   TOTAL CORPORATE NOTES (Cost $4,740,133)                                                             4,697,181
                                                                                                -----------------

Jumper Strategic Advantage Fund
Schedule of Investments - June 30, 2000 - continued


TOTAL INVESTMENTS - 76.9% (Cost $4,762,489)                                                          $ 4,716,619
                                                                                                -----------------

Other assets less liabilities - 23.1%                                                                  1,416,006
                                                                                                -----------------

TOTAL NET ASSETS - 100.0%                                                                            $ 6,132,625
                                                                                                =================
                                                                                                =================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2000.


Jumper Strategic Advantage Fund                                                          June 30, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $4,762,489)                                                 $ 4,716,619
Interest receivable                                                                             92,826
Receivable from Advisor                                                                          3,667
Receivable for fund shares sold                                                              1,705,692
                                                                                     ------------------
   Total assets                                                                              6,518,804

Liabilities
Payable to custodian bank                                               $ 379,120
Accrued investment advisory fee                                             6,055
Accrued 12b-1 fees                                                          1,004
                                                                 -----------------

   Total liabilities                                                                           386,179
                                                                                     ------------------

Net Assets                                                                                 $ 6,132,625
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 6,270,277
Accumulated net realized loss on investments                                                   (91,782)
Net unrealized depreciation on investments                                                     (45,870)
                                                                                     ------------------

Net Assets                                                                                 $ 6,132,625
                                                                                     ==================

Net Asset Value

Institutional Class:
Net Asset Value, Offering price
  and redemption price per share ($4,398,593/2,251,262)                                         $ 1.95
                                                                                     ==================

Investor Class:
Net Asset Value, Offering price
  and redemption price per share ($1,734,032/889,586)                                           $ 1.95
                                                                                     ==================

Jumper Strategic Advantage Fund
Statement of Operations
For the year ended June 30, 2000


Investment Income
Interest income                                                                                $ 199,843
                                                                                          ---------------
                                                                                                 199,843

Expenses
Investment advisory fee                                                        $ 23,043
Trustees' fees                                                                    2,055
12b-1 fee - Investor class                                                        1,676
                                                                      ------------------
Total expenses before reimbursement                                              26,774
Reimbursed expenses                                                              (2,055)
                                                                      ------------------
Total operating expenses                                                                          24,719
                                                                                          ---------------
                                                                                          ---------------
Net Investment Income                                                                            175,124
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                      (47,236)
Change in net unrealized appreciation
   on investment securities                                                      16,592
                                                                      ------------------
Net loss on investment securities                                                                (30,644)
                                                                                          ---------------
Net increase in net assets resulting from operations                                           $ 144,480
                                                                                          ===============

Jumper Strategic Advantage Fund
Statement of Changes in Net Assets

                                                                                  For the year           For the period
                                                                                     ended                   ended
                                                                                 June 30, 2000         June 30, 1999 (a)
                                                                               -------------------     -------------------
Increase (Decrease) in Net Assets Operations
   Net investment income                                                                $ 175,124               $ 127,679
   Net realized loss on investment securities                                             (47,236)                (44,546)
   Change in net unrealized appreciation (depreciation)                                    16,592                 (62,462)
                                                                               -------------------     -------------------

   Net increase in net assets resulting from operations                                   144,480                  20,671
                                                                               -------------------     -------------------
Distributions to shareholders
   Institutional
       From net investment income                                                        (135,783)               (127,679)
       Return of capital                                                                   (6,251)                      0
   Investor
       From net investment income                                                         (39,341)                      0
       Return of capital                                                                   (1,321)                      0
                                                                               -------------------     -------------------

   Total distributions                                                                   (182,696)               (127,679)
                                                                               -------------------     -------------------
Share Transactions
   Net proceeds from sale of shares:
       Institutional                                                                    8,552,211               5,408,500
       Investor                                                                         5,154,398                       0
   Shares issued in reinvestment of distributions:
       Institutional                                                                      124,782                 127,679
       Investor                                                                            39,887                       0
   Shares redeemed:
       Institutional                                                                   (6,690,034)             (3,000,030)
       Investor                                                                        (3,439,544)                      0
                                                                               -------------------     -------------------
Net increase in net assets resulting
   from share transactions                                                              3,741,700               2,536,149
                                                                               -------------------     -------------------

   Total increase in net assets                                                         3,703,484               2,429,141
                                                                               -------------------     -------------------

Net Assets
   Beginning of period                                                                  2,429,141                       0
                                                                               -------------------     -------------------
   End of period [including accumulated net
      investment loss of $0 and $0, respectively]                                     $ 6,132,625             $ 2,429,141
                                                                               ===================     ===================


(a)  For the period October 26, 1998 (Commencement of Operations) to June 30, 1999.

Jumper Strategic Advantage Fund
Financial Highlights Institutional Class

                                                        For the                For the
                                                       year ended           period ended
                                                     June 30, 2000        June 30, 1999 (a)
                                                   -------------------    ------------------
Selected Per Share Data
Net asset value, beginning of period                     $ 1.96                     1$92.00
                                                   -------------------    ------------------
Income from investment operations
   Net investment income                                         0.11                  0.05
   Net realized and unrealized loss                             (0.01)                (0.04)
                                                   -------------------    ------------------
                                                   -------------------    ------------------
Total from investment operations                                 0.10                  0.01
                                                   -------------------    ------------------
Less distributions
   from net investment income                                   (0.10)                (0.05)
   from return of capital                                       (0.01)                 0.00
                                                   -------------------    ------------------
Total distribution                                              (0.11)                 0.00
Net asset value, end of period                                 $ 1.95                $ 1.96
                                                   ===================    ==================

Total Return                                                    5.17%                 0.51% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                $4,399                $2,429
Ratio of expenses to average net assets                         0.75%                 0.75% (c)
Ratio of expenses to average net assets
   before reimbursement                                         0.82%                 0.85% (c)
Ratio of net investment income to
   average net assets                                           5.65%                 3.89% (c)
Ratio of net investment income to
   average net assets before reimbursement                      5.58%                 3.79% (c)
Portfolio turnover rate                                       187.73%               255.18% (c)

(a)  For the period October 26, 1998 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized

Jumper Strategic Advantage Fund
Financial Highlights Investor Class

                                                        For the
                                                      period ended
                                                   June 30, 2000 (a)
                                                   -------------------
Selected Per Share Data
Net asset value, beginning of period                           $ 1.98
                                                   -------------------
Income from investment operations
   Net investment income                                         0.08
   Net realized and unrealized loss                             (0.03)
                                                   -------------------
                                                   -------------------
Total from investment operations                                 0.05
                                                   -------------------
Less distributions
   from net investment income                                   (0.08)
                                                   -------------------

Net asset value, end of period                                 $ 1.95
                                                   ===================

Total Return                                                    2.49% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                $1,734
Ratio of expenses to average net assets                         1.00% (c)
Ratio of expenses to average net assets
   before reimbursement                                         1.04% (c)
Ratio of net investment income to
   average net assets                                           5.87% (c)
Ratio of net investment income to
   average net assets before reimbursement                      5.82% (c)
Portfolio turnover rate                                       187.73% (c)

(a)  For the period November 2, 1999 (commencement of operations) to June 30, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998 and commenced operations on October 26, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, whose investment objective is to provide current income with a low amount of share price fluctuation. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers two classes of shares: "Institutional Class" shares and "Investor Class" shares. The classes differ as follows: 1) Investor Class shares pay 12b-1 expenses of 0.25%, and 2) each class may bear differing amounts of certain class specific expenses.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION - Securities are valued primarily on market quotations, where available. Securities for which current market quotations are not readily available, including the current market value of underlying funds, are valued at fair value as determined in good faith by procedures approved by the Fund's board of trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes. At June 30, 2000, the Fund has a capital loss carryforward of $91,782; $44,546 expiring in 2006, and $47,236 expiring in 2007.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long-term capital gains and its net short term capital gains at least once a year.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid in capital.



NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains The Jumper Group, Inc. (the "Advisor") to manage the Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio.

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, distribution fees (12b-1) for the Investor class, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2000, the Advisor has received a fee of $23,043 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 0.75% for the Institutional Class and 1.00% for the Investor Class. For the year ended June 30, 2000, the Advisor reimbursed expenses of $2,055. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $1,250 per month). For the year ended June 30, 2000, the Administrator received fees of $30,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For year ended June 30, 2000, Unified received fees of $17,664 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the year ended June 30, 2000, Unified received fees of $11,192 for fund accounting services provided to the Fund.

       The Investor class has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan for the Investor class permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. For the period November 2, 2000 (commencement of operations) through June 30, 2000, the Investor shares paid $1,676 in 12b-1 fees incurred by the Fund.

   The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. No payments were made to the Distributor for the year ended June 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

     As of June 30, 2000, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 2000 was $6,270,277.


 Transactions in shares were as follows:

                                   FOR THE YEAR ENDED                   FOR THE PERIOD OCTOBER 26, 1999
                                      JUNE 30, 2000                (COMMENCEMENT OF OPERATIONS) TO JUNE 30,
                                                                                     1999

                               SHARES               DOLLARS               SHARES               DOLLARS

INSTITUTIONAL:

Shares sold                    4,365,368           8,552,211            2,702,357            $5,408,500
Shares issued in
reinvestment of
dividend                          63,429            $124,782                64,846             $127,679
Shares Redemption             (3,414,110)        $(6,690,034)           (1,530,628)          (3,000,030)
                             -----------          ------------         ------------          -----------
                               1,014,687          $1,986,959             1,236,575           $2,536,149
                             ===========          ============         ============          ===========


                              FOR THE PERIOD NOVEMBER 2, 1999
                               (COMMENCEMENT OF OPERATIONS)
                                     TO JUNE 30, 2000

                               SHARES                DOLLARS

INVESTOR:

Shares sold                   2,634,172           $5,154,398
Shares issued in                 20,488              $39,887
Shares Redemption            (1,765,074)         $(3,439,544)
                             -----------        -------------
                                889,586           $1,754,741
                             ===========        =============

NOTE 5. INVESTMENTS

     For the year ended June 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $5,243,561 and $3,866,792, respectively. As of June 30, 2000, the gross unrealized appreciation for all securities totaled $3,994 and the gross unrealized depreciation for all securities totaled $49,864 for a net unrealized depreciation of $45,870. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $4,762,489.

                         JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 - CONTINUED

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2000, Deutsche Banc Alex Brown LLC beneficially owned more than 98% of the Investor shares of the Fund and Robert Bullard beneficially owned more than 42% of the Institutional shares of the Fund.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees

Jumper Strategic Advantage Fund (a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Jumper Strategic Advantage Fund, including the schedule of portfolio investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended, and the period from October 26, 1998 to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jumper Strategic Advantage Fund as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended, and the period from October 26, 1998 to June 30, 1999 in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 19, 2000